Average Annual Total Returns - AMG GW&K Small Cap Core Fund	Apr. 24, 2021
Class N
Average Annual Return:
1 Year	17.73%
5 Years	13.31%
10 Years	11.75%
Since Inception		[1]
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	17.03%
5 Years	11.72%
10 Years	10.56%
Since Inception		[1]
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.94%
5 Years	10.32%
10 Years	9.46%
Since Inception		[1]
Class I
Average Annual Return:
1 Year	18.16%
5 Years	13.72%
10 Years	12.20%
Since Inception		[1]
Class Z
Average Annual Return:
1 Year	18.21%
5 Years
10 Years
Since Inception	11.80%	[1]
Inception Date	Feb. 24, 2017

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on February 24, 2017.